Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Statement of compliance
A.	Statement of compliance

The consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards (IFRSs) as issued by the International Accounting Standards Board (IFRS Accounting Standards).

The consolidated financial statements were authorized by the Company’s Board of Directors for issuance on April 30, 2026.

Functional and presentation currency
B.	Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The euro is the currency that represents the principal economic environment in which the Company operates.

Basis of measurement
C.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following assets and liabilities:

(i)	Investment in investee accounted for using the equity method;
(ii)	Non-current assets and disposal groups held-for-sale;
(iii)	Financial instruments measured at fair value through other comprehensive income;
(iv)	Financial instruments, derivatives and other assets and liabilities measured at fair value through profit or loss; and
(v)	Deferred tax assets and liabilities.
(vi)	Provisions;

Operating cycle
D.	Operating cycle
The operating cycle of the Company is one year.
Use of estimates and judgments
E.	Use of estimates and judgments

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions, that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The determination of accounting estimates used in the preparation of the Company’s financial statements requires the Company’s management to make assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Recoverable amount of cash generating unit:

The Company examines at the end of each reporting period whether there have been any events or changes in circumstances that indicate impairment of cash-generating units. When an indication of impairment is revealed, the Company checks whether the carrying amount of the cash-generating units is recoverable. An impairment loss is recognized if the carrying amount of the cash-generating unit exceeds its estimated recoverable amount. For more information see Note 6D1.

Fair value measurement of non-trading derivatives:

Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. Principal assumptions of this estimate are unobservable inputs used in the valuation model (especially standard deviation and discount rates) and a possible effect of this estimate is profit or loss from a change in the fair value of those financial assets and derivatives. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:

A principal assumption of this estimate is the probability that in the future there will be taxable profits against which carried forward losses can be utilized. A possible effect of this estimate is recognition or reversal of deferred tax asset in profit or loss. See Note 19 regarding taxes on income.

Purchase price allocation:

The Company applies the acquisition method and allocates the consideration transferred to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The determination of the fair values of identifiable intangible assets involves significant judgment and estimates, including, among others, assumptions regarding future revenue and cash flow forecasts, the expected utilization and regulatory terms of the licenses, expected operating costs, and discount rates reflecting the risks associated with the underlying assets. See note 6A regarding the purchase price allocation of Dorad’s shares.

Determination of fair value:

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities. Further information about the assumptions that were used to determine fair value is included in Note 15 regarding share-based payments and Note 21 regarding financial instruments.

Basis of consolidation and equity method accounting
A.	Basis of consolidation and equity method accounting
(1)	Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Company and others are taken into account when assessing control. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost.

(2)	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company and they include additional components such as Issuance of capital notes only to the non-controlling interest and share options of subsidiaries.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

Transactions with non-controlling interests, while retaining control

Transactions with non-controlling interests while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non-controlling interests is included in the owners’ share in equity of the Company directly in Transaction reserve with non-controlling interests.

(3)	Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. There is a rebuttable presumption that significant influence exists when the Company holds between 20% and 50% of another entity. Joint ventures are joint arrangements in which the Company has rights to the net assets of the arrangement.

The acquisition date is the date on which the acquirer obtains significant influence over the acquiree. Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs that are directly attributable to an expected acquisition of an associate or joint venture. The consolidated financial statements include the Company’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.

Long-term interests in associates and joint ventures that, in substance, form part of the net investment in the associate or joint venture, such as preferred shares and long-term loans that their repayment is not expected and is unlikely to occur in the foreseeable future, are first accounted for in accordance with the guidance of IFRS 9 and then the equity method is applied in accordance with the guidance of IAS 28.

When the Company increases its interest in an equity accounted investee while retaining significant influence or joint control, the transaction is accounted for in accordance with IAS 28.

The consideration transferred for additional ownership interest in an equity method investee is allocated to the Company’s additional share of the fair value of the identifiable assets and liabilities of the investee at the transaction date. Where the Company’s additional share of the fair value of the investee’s net identifiable assets exceeds the consideration transferred, the resulting bargain purchase gain is recognized immediately in profit or loss at the acquisition date, after reassessing the identification and measurement of the investee’s identifiable assets and liabilities.

Foreign currency
B.	Foreign currency
(1)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are generally recognized in profit or loss, except for qualifying cash flow hedges to the extent the hedge is effective, which are recognized in other comprehensive income.

(2)	Foreign operations

The assets and liabilities of foreign operations, including adjustments arising on consolidation, are translated at exchange rates at the reporting date. The income and expenses for each period presented in the statement of profit or loss and other comprehensive income (loss) are translated, for practical reasons, at average exchange rates for the presented periods, provided that such rates reasonably approximate the exchange rates at the dates of the transactions; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions.

Foreign currency exchange differences are recognized in equity as a separate component of other comprehensive income (loss): “foreign currency translation adjustments”.

When the foreign operation is a non-wholly-owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests.

Foreign exchange gains and losses arising from a monetary item receivable from, or payable to, a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income (loss) and are presented within equity as part of the translation reserve.

(3)	Convenience Translation

For the convenience of the reader, the reported euro figures as of December 31, 2025 and for the year then ended, are also presented in dollars, translated at the representative rate of exchange as of December 31, 2025 (euro 1 = US$ 1.174). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

Financial instruments
C.	Financial instruments
(1)	Trade accounts receivables, services concession receivables and other receivables

The Company initially recognizes receivables on the date that they are created. Receivables without a significant financing component are initially measured at the transaction price and subsequently measured at amortized cost, using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss.

(2)	Non-derivative financial liabilities

The Company’s financial liabilities include loans and borrowings, trade payables, other payables, finance lease obligations, debentures, long-term loans and other long-term liabilities.

The Company initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

(3)	Derivative financial instruments, including hedge accounting

The Company holds both derivative financial instruments to hedge its interest rate risk exposures and fluctuating electricity prices risk exposures and derivatives that do not serve hedging purposes.

Hedge accounting

The Company designates certain derivatives as hedging instruments in order to hedge changes in cash flows that relate to highly probable forecasted transactions, and which derive from changes in fluctuation in the electricity prices and changes in interest on variable-rate loans. The Company continues to apply IAS 39 for hedge accounting.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, as to whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value and attributable transaction costs are recognized in Profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

When a derivative instrument is designated as a cash flow hedge, the effective portion of the changes in fair value of the derivative is recognized in Other comprehensive income, directly within a hedging reserve. The effective portion of changes in fair value of a derivative, recognized in Other comprehensive income, is limited to the cumulative change in fair value of the hedged item (based on present value), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in Profit or loss.

If the hedge no longer qualifies as an accounting hedge, or the hedging instrument is sold, expires, is terminated or exercised, hedge accounting is discontinued on a prospective basis. When hedge accounting is discontinued, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve remain in the reserve, until such time as they are reclassified to Profit or loss in the period, or periods, in which the hedged forecasted future cash flows affect Profit or loss (for other cash flows hedges).

Economic hedges

Hedge accounting is not applied to derivative instruments that economically hedge financial assets and liabilities denominated in foreign currencies. Changes in the fair value of such derivatives are recognized in Profit or loss under financing income or expenses.

(4)	Interest Rate Benchmark Reform

When the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changes as a result of interest rate benchmark reform, the Company updates the effective interest rate of the financial asset or financial liability to reflect the change required by the reform. When changes are made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, in addition to adjusting the effective interest rate as a result of the reform the Company applies on accounting for substantial modifications in terms of debt instruments.

(5)	CPI-linked assets and liabilities that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is re-measured every period in accordance with the actual increase/decrease in the CPI.

Fixed assets
D.	Fixed assets
(1)	Recognition and measurement

Fixed assets items are measured at cost less accumulated depreciation. Cost includes expenditures that are directly attributable to the acquisition of the fixed asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located, and capitalized borrowing costs (mainly specific). Project licenses are included in the cost of solar plants.

Capitalization of photovoltaic projects commences from the date the relevant project reaches a Ready to Build (“RTB”) status. A project is considered to have reached RTB when all required permits, land rights and documentation securing the connection to the electricity grid have been obtained. In Italy, RTB status is achieved provided that 120 days have elapsed from the publication of the relevant permits without any challenge being filed by any party under applicable law. Until such time, development costs are expensed as incurred.

The costs of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to the Company and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are recognized in Profit or loss as incurred.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset and are recognized in Profit or loss.

(2)	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management. Depreciation is recognized in Profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item.

The estimated useful lives are as follows:

	% per annum	Mainly % per annum
Office furniture and equipment	6-33	33
Solar plants	3.5-5	5
Biogas plants in the Netherlands	4	4
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7

The estimated useful life of the project licenses of solar plants that are carried at cost is 20-29 years for the Company’s subsidiaries. The estimated useful life of the project licenses of the Company’s Netherlands anaerobic digestion plants that are carried at cost is 25 years. The fixed assets residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted if appropriate.

Impairment for non-financial assets
E.	Impairment for non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”). The Company views each solar plant and Biogas plant as a separate cash-generating unit.

The recoverable amount of an asset or cash-generating unit is the greater of its fair value less costs of disposal and its value in use.

An impairment loss is recognized in profit or loss if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount.

Leases
F.	Leases
(1)	Leased assets and lease liabilities

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

As the interest rate implicit in the Company’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model and depreciated over the shorter of the lease term or useful life of the asset.

The Company has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

(2)	The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

(3)	Variable lease payments

Variable lease payments that depend on an index or a rate are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset. Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

(4)	Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier. The main right of use assets are lands which are depreciated over 20-40 years.

Revenue recognition
G.	Revenue recognition

Revenues are derived primarily from the sale of electricity and natural gas to customers. Revenues are recognized when the customer obtains control over the promised products, i.e., when the natural gas or electricity is delivered to the customer. The revenue is measured according to the amount of consideration to which the Company expects to be entitled in exchange for the products promised to the customer, other than amounts collected for third parties.

Revenues from the sale of electricity and natural gas are recognized when the units produced are transferred to the grid at connection points on the basis of a meter reading.

Revenues in respect of units produced and transferred to the grid in the period between the most recent meter reading and the date of the statement of financial position, are included based on an estimate.

In some of the Company’s facilities, the proceeds from the sale of electricity and gas also depend on the subsidies granted by the local government in accordance with changes in the market prices of electricity. The Company measures revenues while taking into account the increase or decrease of the subsidies it will receive as a result of changes in market prices throughout the current year. Revenue from subsidies is recognized when there is reasonable assurance that the subsidies will be received.

In some of the Company’s facilities in Spain and Italy, the proceeds from the sale of electricity also depend on the hedging transactions the Company executes in order to secure a fixed consideration from the sale of electricity. The effective gains and losses arising from the hedging instruments are recognized as revenue, together with the revenue from the hedged electricity sale. In this manner, the recognized revenue reflects the fixed price achieved through the hedging derivative.

Income tax
H.	Income tax

Income tax consists of current tax and deferred tax. Current tax and deferred tax are recognized in Profit or loss except to the extent that the tax arises from items which are recognized directly in Equity. In such cases, the tax effect is also recognized in the relevant item in Equity.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, except for a limited number of exceptions, including differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized.

Financing income and expenses
I.	Financing income and expenses

Financing income comprises interest income on bank deposits and marketable securities, gains on changes in the fair value of financial assets at fair value through Profit or loss, gains on hedging instruments that are recognized in Profit or loss, the reclassification of net gains and losses previously recognized in other comprehensive income on cash flow hedge and exchange rate differences. Interest income is recognized as it accrues. Changes in the fair value of financial assets at fair value through Profit or loss also include income from dividends and interest.

Financing expenses consist of bank charges, interest expenses on borrowings and debentures, changes in the fair value of financial assets at fair value through Profit or loss, losses on hedging instruments that are recognized in Profit or loss, and exchange rate differences.

Borrowing costs, which are not capitalized to qualifying assets, are recognized in Profit or loss using the effective interest method. Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either Financing income or Financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

In the statements of cash flows, interest received and interest paid are presented as part of Cash flows from operating activities. Financing costs that were capitalized to qualifying assets are presented as part of Cash flows from investment activities.

Service concession arrangements
J.	Service concession arrangements

As part of service concession arrangements with government bodies for the construction and operation of a facility in consideration for fixed and variable payments, the Company recognizes a financial asset commencing from the start of the construction of the facility when it has an unconditional right to receive cash or some other financial asset for the construction services. The financial asset reflects the unconditional payments receivable in the future from the government body and bears an appropriate rate of interest for risk that is determined based on the risk of the customer. The aforementioned financial assets are stated at fair value upon initial recognition and at amortized cost in subsequent periods.

In projects accounted for using the financial asset model, when at the end of the construction period there is an unconditional right (other than that of the passing of time) to receive consideration for the construction services, the contract asset is classified to Receivables (financial asset) according to the carrying amount of the contract asset.

Discontinued operations
K.	Discontinued operations

The Company classifies an operation as a discontinued operation when it meets the criteria to be classified as held for sale. The discontinued operation is a component of the Company’s business that represents a separate major line of business. The comparative income statement is restated as if the operation had been discontinued from the start of the earliest comparative period.

Provisions – Legal claims
L.	Provisions – Legal claims

A provision for claims is recognized if, as a result of a past event, the Company has a present legal or constructive obligation and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably. When the value of time is material, the provision is measured at its present value.

Government grants
M.	Government grants

Government grants are recognized only when there is reasonable assurance that the Company will comply with the conditions attached to the grants and that the grants will be received.

Investment tax credits (ITC) and similar investment-based tax incentives are accounted for as government grants in accordance with IAS 20. Amounts receivable under such arrangements are recognized as deferred income and are recognized in profit or loss over the period in which the associated conditions are expected to be met or the economic benefits from the incentive are realized, in a manner that reflects the substance of the arrangement.

Income recognized from government grants and investment-based tax incentives is presented within other income or another appropriate line item in profit or loss, depending on the nature of the grant.

New standards, amendments to standards and interpretations not yet adopted
N.	New standards, amendments to standards and interpretations not yet adopted
1.	Amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures Amendments to the Classification and Measurement of Financial Instruments (“the Amendments”)

The Amendments provide clarifications relating to the date of recognition and derecognition of financial instruments. In accordance with the Amendments, an exception is added regarding the timing of derecognizing financial liabilities settled by electronic cash transfers, as well as clarification relating to disclosure requirements for financial instruments with contingent features that are not directly related to changes in the basic risks/cost of the instrument. The Amendments are effective for annual reporting periods beginning on or after January 1, 2026. The Company is examining the effects of the Amendments on the financial statements with no plans for early adoption.

2.	IFRS 18, Presentation and Disclosure in Financial Statements (“the Standard”)

The Standard replaces the international accounting standard IAS 1 Presentation of financial Statements and includes new disclosure and presentation requirements as well as requirements that were taken from IAS 1. As part of the new disclosure requirements, it is required to present two subtotals in the income statement: operating profit and profit before financing and taxes. In addition, income statement items will be classified into three defined categories: operating, investment and financing. The Standard also includes a requirement to provide a separate disclosure in the financial statements regarding the use of management-defined performance measures (MPMs) (“non-GAAP” measures), and specific instructions were added for the grouping and splitting of items in the financial statements and in the notes. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption. The Company is examining the effects of the Amendment on the financial statements with no plans for early adoption.